BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings (Loss) Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Schedule of the computation of basic and diluted net earnings per share:
Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$ 852	$ 557	$ 1,338	$ 1,294	$ 2,350
Net income (loss) used for the computation of diluted net earnings (loss) per share	$ 852	$ 555	$ 1,338	$ 1,297	$ 2,354
Weighted average Ordinary shares outstanding	11,436,162	9,685,064	11,206,194	9,542,851	10,207,111
Effect of dilutive securities:
Employees, directors and consultants stock options	886,751	214,333	988,009	107,166	206,030
Warrants	168,188		137,954		3,106
Convertible debentures		1,092,684		1,092,684	684,407
Total dilutive securities adjustment	1,054,939	1,307,017	1,125,963	1,199,850	893,543
Diluted weighted average Ordinary shares outstanding	12,491,101	10,992,081	12,332,157	10,742,701	11,100,654
Net earnings per share
Basic	$ 0.07	$ 0.06	$ 0.12	$ 0.14	$ 0.23
Diluted	$ 0.07	$ 0.05	$ 0.11	$ 0.12	$ 0.21